PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT	PLANT, PROPERTY AND EQUIPMENT

	2019			2018
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	11,556	4,846	6,710	10,764	4,500	6,264
Compression	4,205	1,771	2,434	3,289	1,677	1,612
Metering and other	1,296	609	687	1,247	613	634
	17,057	7,226	9,831	15,300	6,790	8,510
Under construction	3,181	—	3,181	2,111	—	2,111
	20,238	7,226	13,012	17,411	6,790	10,621
Canadian Mainline
Pipeline	10,145	7,109	3,036	10,077	6,777	3,300
Compression	3,867	2,823	1,044	3,642	2,656	986
Metering and other	643	219	424	652	241	411
	14,655	10,151	4,504	14,371	9,674	4,697
Under construction	60	—	60	149	—	149
	14,715	10,151	4,564	14,520	9,674	4,846
Other Canadian Natural Gas Pipelines[1]
Other	1,861	1,455	406	1,842	1,420	422
Under construction	1,276	—	1,276	124	—	124
	3,137	1,455	1,682	1,966	1,420	546
	38,090	18,832	19,258	33,897	17,884	16,013
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	9,708	389	9,319	6,711	251	6,460
Compression	4,094	206	3,888	2,932	132	2,800
Metering and other	3,244	125	3,119	2,884	75	2,809
	17,046	720	16,326	12,527	458	12,069
Under construction	425	—	425	4,347	—	4,347
	17,471	720	16,751	16,874	458	16,416
ANR
Pipeline	1,594	472	1,122	1,600	443	1,157
Compression	2,050	436	1,614	1,978	388	1,590
Metering and other	1,245	355	890	1,217	324	893
	4,889	1,263	3,626	4,795	1,155	3,640
Under construction	252	—	252	272	—	272
	5,141	1,263	3,878	5,067	1,155	3,912

	2019			2018
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
GTN	2,257	969	1,288	2,322	951	1,371
Great Lakes	2,090	1,208	882	2,180	1,251	929
Columbia Gulf	2,597	114	2,483	1,753	74	1,679
Midstream[2]	302	42	260	1,212	91	1,121
Other[3]	1,228	574	654	1,190	474	716
	8,474	2,907	5,567	8,657	2,841	5,816
Under construction	164	—	164	846	—	846
	8,638	2,907	5,731	9,503	2,841	6,662
	31,250	4,890	26,360	31,444	4,454	26,990
Mexico Natural Gas Pipelines
Pipeline	2,988	340	2,648	3,172	301	2,871
Compression	486	54	432	506	41	465
Metering and other	643	124	519	640	91	549
	4,117	518	3,599	4,318	433	3,885
Under construction	2,321	—	2,321	1,990	—	1,990
	6,438	518	5,920	6,308	433	5,875
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,378	1,403	7,975	9,780	1,271	8,509
Pumping equipment	1,035	204	831	1,065	184	881
Tanks and other	3,488	556	2,932	3,598	488	3,110
	13,901	2,163	11,738	14,443	1,943	12,500
Under construction	47	—	47	18	—	18
	13,948	2,163	11,785	14,461	1,943	12,518
Intra-Alberta Pipelines[4]
Pipeline	138	2	136	762	22	740
Pumping equipment	—	—	—	104	3	101
Tanks and other	56	2	54	291	8	283
	194	4	190	1,157	33	1,124
Under construction	—	—	—	84	—	84
	194	4	190	1,241	33	1,208
	14,142	2,167	11,975	15,702	1,976	13,726
Power and Storage
Natural Gas[5,6]	1,256	522	734	2,062	708	1,354
Natural Gas Storage and Other	742	181	561	741	169	572
	1,998	703	1,295	2,803	877	1,926
Under construction[6]	6	—	6	1,735	—	1,735
	2,004	703	1,301	4,538	877	3,661
Corporate	883	208	675	448	210	238
	92,807	27,318	65,489	92,337	25,834	66,503

1	Includes Foothills, Ventures LP, Great Lakes Canada and Coastal GasLink.

2	The Company completed the sale of certain Columbia midstream assets on August 1, 2019. Refer to Note 27, Acquisitions and dispositions, for additional information.

3	Includes Portland, North Baja, Tuscarora and Crossroads.

4
The Company completed the sale of an 85 per cent equity interest in Northern Courier on July 17, 2019 and recorded its remaining 15 per cent interest as an equity investment. Refer to Note 10, Equity Investments, and Note 27, Acquisitions and dispositions, for additional information.

5	Includes Grandview, Bécancour and the Alberta cogeneration natural gas-fired facilities at December 31, 2019.

6
The Company completed the sale of the Coolidge generating station on May 21, 2019. Refer to Note 27, Acquisition and dispositions, for additional information. At July 30, 2019, the cost and accumulated depreciation of the Halton Hills and Napanee power plants were reclassified as Assets held for sale. Refer to Note 6, Assets held for sale, for additional information.

Coastal GasLink
In December 2019, TC Energy entered into an agreement to sell a 65 per cent equity interest in Coastal GasLink to KKR-Keats Pipeline Investors II (Canada) Ltd. (KKR) and a subsidiary of Alberta Investment Management Corporation (AIMCo), which is expected to close in the first half of 2020.
In conjunction with this sale, the Company will provide an option to the 20 First Nations that have executed agreements with Coastal GasLink to acquire a 10 per cent equity interest in Coastal GasLink on similar terms to what has been agreed with KKR and AIMCo.
Bison Impairment
At December 31, 2018, the Company evaluated its investment in its Bison natural gas pipeline for impairment in connection with the termination of certain customer transportation agreements. The termination of these agreements released the Company from providing any future services. With the loss of these future cash flows and the persistence of unfavourable market conditions which have inhibited system flows on the pipeline, the Company determined that the asset’s remaining carrying value was no longer recoverable and recognized a non-cash impairment charge of $722 million pre tax in its U.S. Natural Gas Pipelines segment. The non-cash charge was recorded in Goodwill and other asset impairment charges in the Consolidated statement of income. As Bison is a TC PipeLines, LP asset, in which the Company had a 25.5 per cent interest, the Company's share of the impairment charge, after tax and net of non-controlling interests, was $140 million.
The termination of the transportation agreements resulted in the receipt of $130 million in termination payments which were recorded in Revenues in 2018. The Company's share of this amount, after tax and net of non-controlling interests, was $25 million.
Energy East and Related Projects Impairment
In October 2017, the Company informed the NEB that it would not proceed with the Energy East, Eastern Mainline and Upland projects. Based on this decision, the Company evaluated the carrying value of its Property, plant and equipment related to the Eastern Mainline project including AFUDC. Due to the inability to reach a regulatory decision for this project, there were no recoveries of costs from third parties. As a result, the Company recognized a non-cash impairment charge of $83 million ($64 million after tax) in the Liquids Pipelines segment. The non-cash charge was recorded in Goodwill and other asset impairment charges in the Consolidated statement of income.
Energy Turbine Impairment
At December 31, 2017, the Company recognized a non-cash impairment charge of $21 million ($16 million after tax) in the Power and Storage segment related to the remaining carrying value of certain equipment after determining that it was no longer recoverable. This turbine equipment was previously purchased for a power development project that did not proceed. The non-cash charge was recorded in Goodwill and other asset impairment charges in the Consolidated statement of income.